Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Detailed Information About Trade and Other Payables

	Successor	Successor
	Dec 31, 2017	Dec 31, 2016
Current liabilities	€m	€m
Trade payables	328.9	345.0
Accruals and deferred income	109.6	92.4
Social security and other taxes	18.2	19.3
Other payables	17.7	13.7
Finance lease obligations	—	0.6
Financial payables	3.1	1.7
Total current trade and other payables	477.5	472.7
Non-current liabilities
Finance lease obligations	—	1.0
Accruals and deferred income	1.8	—
Total non-current trade and other payables	1.8	1.0
Total trade and other payables	479.3	473.7

Disclosure of Finance Lease Obligations

	Future minimum lease payments		Interest		Present value of minimum lease payments
€m	Dec 31, 2017	Dec 31, 2016	Dec 31, 2017	Dec 31, 2016	Dec 31, 2017	Dec 31, 2016
Less than one year	—	0.7	—	0.1	—	0.6
Between one and five years	—	1.1	—	0.1	—	1.0
More than five years	—	—	—	—	—	—
	—	1.8	—	0.2	—	1.6
Non-cancellable operating lease rentals relate to total future aggregate minimum lease payments and are payable as follows:

	As at Dec 31, 2017	As at Dec 31, 2016
	€m	€m
Less than one year	17.8	18.3
Between one and three years	26.1	29.6
Between three and five years	17.8	22.0
More than five years	106.6	109.7
Total	168.3	179.6